STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCK OPTIONS
Stock options granted
Stock options vested	894,114
Stock options unvested	930,886
Total stock options granted at June 30, 2021	1,825,000

	Grant Date	Expiration Date	Vesting Period	Number of Stock Options Granted	Exercise Price	Black Sholes Valuation
Cartwright, Gene	7/14/20	7/13/30	Vesting(1)	400,000	$0.49	$0.483
Faupel, Mark	7/14/20	7/13/30	Vesting(1)	400,000	$0.49	$0.483
Imhoff, John	7/14/20	7/13/30	Immediate	50,000	$0.49	$0.483
James, Michael	7/14/20	7/13/30	Immediate	50,000	$0.49	$0.483
Clavijo, James	7/14/20	7/13/30	Vesting(1)	300,000	$0.49	$0.483
Battle, Lisa	7/14/20	7/13/30	Vesting(1)	178,000	$0.49	$0.483

Stock option activity
	Shares	Weighted Average Exercise Price

Outstanding at beginning of year	1,800,000	$0.49
Options granted	25,000	0.49
Options exercised	-	-
Options expired/forfeited	-	-
Outstanding at end of the period	1,825,000	$0.49

	December 31, 2020
	Shares	Weighted Average Exercise Price

Outstanding at beginning of year	-	-
Options granted	1,800,000	$0.49
Options exercised	-	-
Options expired/forfeited	-	-
Outstanding at end of the period	1,800,000	$0.49

Stock options vested, unvested and granted
Stock options vested	641,909
Stock options unvested	1,158,091
Total stock options granted at December 31, 2020	1,800,000